OTHER NON-INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2017
OTHER NON-INTEREST INCOME [Abstract]
Schedule of other non-interest income
Other non-interest income for the years ended December 31 follows:
	2017	2016	2015
	(In thousands)
Investment and insurance commissions	$1,968	$1,647	$1,827
ATM fees	1,446	1,496	1,551
Bank owned life insurance	1,061	1,124	1,282
Other	3,693	4,336	4,188
Total other non-interest income	$8,168	$8,603	$8,848